UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Address of principal executive offices) (Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Name and address of agent for service)

Registrant’s telephone number, including area code: (787) 706-7337

Date of fiscal year end: December 31st

Date of reporting period: June 30th, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Semi-Annual Report

June 30, 2022

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7337; or (ii) on the SEC’s website at www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2022, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10

Guaynabo, PR 00968

To Contract Holders with Interests in the

Fortune V Separate Account Funds:

We are pleased to present the most recent semi-annual report for the Fortune V Separate Account. As required under applicable law, we are sending this annual report to contract holders of Universal VIA Annuity Contracts issued by Universal Life Insurance Company with unit interests in the Fortune V Separate Account, which invests its assets in the Universal VIA Asset Allocation Portfolios.

Please call Universal Life Insurance Company, at (787) 706-7095 if you have any questions regarding these reports.

Disclosure of Expenses

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January, 1 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses [A]
Subaccount	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period [B]	Ending Account Value June 30, 2022	Expenses Paid During Period [B]	Net Annualized Expense Ratio [C] [D]
Universal VIA Conservative Allocation	$1,000.00	$941.12	$9.29	$1,015.23	$9.64	1.93%
Universal VIA Moderate Allocation	1,000.00	928.69	9.25	1,015.20	9.66	1.93
Universal VIA Moderate Growth Allocation	1,000.00	900.84	9.37	1,014.94	9.93	1.99
Universal VIA Growth Allocation	1,000.00	886.18	9.73	1,014.48	10.39	2.08
Universal VIA International Mod Growth Alloc	1,000.00	889.36	11.21	1,012.93	11.94	2.39
Universal Money Market	1,000.00	998.31	12.26	1,012.53	12.34	2.47

[A]	5% return per year before expenses.
[B]	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).
[C]

Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.

[D]	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months which may differ from the net expense ratio displayed in the Financial Highlights that covers a twelve-month period.

Schedules of Investment Composition
At June 30, 2022

Fortune V Separate Account – Universal VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	16.15%
Fixed Income Funds	84.09
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.24)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	32.00%
Fixed Income Funds	68.22
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.22)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	70.67%
Fixed Income Funds	29.62
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.29)
Total	100.00%

Fortune V Separate Account – Universal VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.30%
Fixed Income Funds	-
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.30)
Total	100.00%

Schedules of Investment Composition (Continued)
At June 30, 2022

Fortune V Separate Account – Universal VIA International Mod Growth Alloc

Asset Allocation	Percentage of Net Assets
Equity Funds	100.04%
Fixed Income Funds	-
Alternative	-
Money Market Fund	0.40
Net Other Assets (Liabilities)	(0.44)
Total	100.00%

Fortune V Separate Account – Universal Money Market

Asset Allocation	Percentage of Net Assets
Equity Funds	-%
Fixed Income Funds	-
Alternative	-
Money Market Fund	100.45
Net Other Assets (Liabilities)	(0.45)
Total	100.00%

Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 16.15%
Transamerica Capital Growth I2	11,841	$67,733
Transamerica Emerging Markets Opps I2	84,796	683,459
Transamerica Energy Infrastructure I2	206,118	1,393,354
Transamerica Global Alloc Liquid Trust	50	112
Transamerica International Equity I2	58,078	997,775
Transamerica International Growth I2	80,857	591,061
Transamerica International Sm Cp Val I2	19,361	228,650
Transamerica International Stock I2	81,101	743,696
Transamerica Large Cap Value I2	148,334	1,806,710
Transamerica Mid Cap Growth I2	4,114	27,523
Transamerica Mid Cap Value I2	49,900	485,029
Transamerica Mid Cap Value Opps I2	35,137	386,854
Transamerica Small Cap Growth I2	43,443	263,702
Transamerica Small Cap Value I2	47,499	298,292
Transamerica Sustainable Equity Inc I2	183,839	1,240,910
Transamerica US Growth I2	79,483	1,683,443

		10,898,303

Fixed Income Funds: 84.09%
Transamerica Bond I2	120,538	998,051
Transamerica Core Bond I2	1,468,331	13,024,099
Transamerica Emerging Markets Debt I2	95,111	802,733
Transamerica Inflation Opps I2	463,257	4,646,466
Transamerica Intermediate Bond I2	1,286,467	11,565,341
Transamerica Short-Term Bond I2	874,505	8,438,976
Transamerica Total Return I2	1,928,465	17,259,759

		56,735,425

Total Investments - Unaffiliated (Cost: $76,550,633)		$67,633,728

Total Investments (Cost: $76,550,633)		$67,633,728
Net Other Assets (Liabilities): -(0.24)%		(167,423)
Net Assets: 100%		$67,466,305

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$67,633,728	$-	$-	$67,633,728
Total Investments	$67,633,728	$-	$-	$67,633,728

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 32.00%
Transamerica Capital Growth I2	528,814	$3,024,814
Transamerica Emerging Markets Opps I2	831,758	6,703,972
Transamerica Energy Infrastructure I2	1,110,509	7,507,044
Transamerica Global Alloc Liquid Trust	148	333
Transamerica International Equity I2	515,241	8,851,832
Transamerica International Growth I2	1,265,989	9,254,381
Transamerica International Sm Cp Val I2	214,423	2,532,336
Transamerica International Stock I2	326,716	2,995,986
Transamerica Large Cap Value I2	912,386	11,112,861
Transamerica Mid Cap Growth I2	13,928	93,177
Transamerica Mid Cap Value I2	252,654	2,455,795
Transamerica Mid Cap Value Opps I2	150,721	1,659,443
Transamerica Small Cap Growth I2	373,233	2,265,525
Transamerica Small Cap Value I2	302,670	1,900,769
Transamerica Sustainable Equity Inc I2	1,733,812	11,703,230
Transamerica US Growth I2	414,483	8,778,759

		80,840,257

Fixed Income Funds: 68.22%
Transamerica Bond I2	371,155	3,073,165
Transamerica Core Bond I2	4,504,686	39,956,563
Transamerica Emerging Markets Debt I2	410,324	3,463,131
Transamerica Inflation Opps I2	1,350,531	13,545,830
Transamerica Intermediate Bond I2	3,592,836	32,299,600
Transamerica Short-Term Bond I2	2,456,267	23,702,979
Transamerica Total Return I2	6,290,469	56,299,694

		172,340,962

Total Investments - Unaffiliated (Cost: $289,408,933)		$253,181,219

Total Investments (Cost: $289,408,933)		$253,181,219
Net Other Assets (Liabilities): -(0.22)%		(566,967)
Net Assets: 100%		$252,614,252

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$253,181,219	$-	$-	$253,181,219
Total Investments	$253,181,219	$-	$-	$253,181,219

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 70.67%
Transamerica Capital Growth I2	414,740	$2,372,310
Transamerica Emerging Markets Opps I2	452,808	3,649,632
Transamerica Energy Infrastructure I2	339,105	2,292,351
Transamerica Global Alloc Liquid Trust	50	113
Transamerica International Equity I2	268,524	4,613,234
Transamerica International Growth I2	543,070	3,969,840
Transamerica International Sm Cp Val I2	103,870	1,226,709
Transamerica International Stock I2	80,997	742,742
Transamerica Large Cap Value I2	529,665	6,451,318
Transamerica Mid Cap Growth I2	68,113	455,676
Transamerica Mid Cap Value I2	124,221	1,207,432
Transamerica Mid Cap Value Opps I2	75,678	833,216
Transamerica Small Cap Growth I2	125,445	761,448
Transamerica Small Cap Value I2	121,347	762,060
Transamerica Sustainable Equity Inc I2	824,911	5,568,148
Transamerica US Growth I2	218,879	4,635,867

		39,542,096

Fixed Income Funds: 29.62%
Transamerica Bond I2	84,846	702,526
Transamerica Core Bond I2	460,015	4,080,337
Transamerica Emerging Markets Debt I2	77,877	657,278
Transamerica Inflation Opps I2	119,645	1,200,041
Transamerica Intermediate Bond I2	367,191	3,301,043
Transamerica Short-Term Bond I2	122,417	1,181,326
Transamerica Total Return I2	608,776	5,448,551

		16,571,102

Total Investments - Unaffiliated (Cost: $65,918,917)		$56,113,198

Total Investments (Cost: $65,918,917)		$56,113,198
Net Other Assets (Liabilities): -(0.27)%		(159,016)
Net Assets: 100%		$55,954,182

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$56,113,198	$-	$-	$56,113,198
Total Investments	$56,113,198	$-	$-	$56,113,198

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 100.30%
Transamerica Capital Growth I2	340,422	$1,947,213
Transamerica Emerging Markets Opps I2	366,702	2,955,619
Transamerica Energy Infrastructure I2	279,003	1,886,061
Transamerica Global Alloc Liquid Trust	25	56
Transamerica International Equity I2	280,706	4,822,531
Transamerica International Growth I2	435,498	3,183,490
Transamerica International Sm Cp Val I2	88,977	1,050,817
Transamerica International Stock I2	16,388	150,274
Transamerica Large Cap Value I2	466,435	5,681,179
Transamerica Mid Cap Growth I2	42,024	281,143
Transamerica Mid Cap Value I2	137,024	1,331,878
Transamerica Mid Cap Value Opps I2	87,057	958,498
Transamerica Small Cap Growth I2	147,951	898,061
Transamerica Small Cap Value I2	88,813	557,744
Transamerica Sustainable Equity Inc I2	709,671	4,790,281
Transamerica US Growth I2	173,516	3,675,060

		34,169,905

Total Investments - Unaffiliated (Cost: $40,609,206)		$34,169,905

Total Investments (Cost: $40,609,206)		$34,169,905
Net Other Assets (Liabilities): -(0.30)%		(102,923)
Net Assets: 100%		$34,066,982

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$34,169,905	$-	$-	$34,169,905
Total Investments	$34,169,905	$-	$-	$34,169,905

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal VIA International Mod Growth Alloc

SCHEDULE OF INVESTMENTS
At June 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 100.04%
Transamerica Emerging Markets Opps I2	168,747	$1,360,098
Transamerica Global Alloc Liquid Trust	8	18
Transamerica International Equity I2	94,003	1,614,974
Transamerica International Growth I2	233,736	1,708,607
Transamerica International Sm Cp Val I2	95,746	1,130,766
Transamerica International Stock I2	4,728	43,358

		5,857,821

Money Market Fund: 0.40%
Transamerica Government Money Market I2	23,571	23,571
		23,571

Total Investment Companies (Cost: $6,611,034)		$5,881,392

Total Investments (Cost: $6,611,034)		$5,881,392
Net Other Assets (Liabilities): -(0.44)%		(25,973)
Net Assets: 100%		$5,855,419

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$5,881,392	$-	$-	$5,881,392
Total Investments	$5,881,392	$-	$-	$5,881,392

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS
At June 30, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%

Money Market Fund: 100.45%
Transamerica Government Money Market I2	3,612,087	$3,612,087
		3,612,087

Total Investments - Unaffiliated (Cost: $3,612,087)		$3,612,087

Total Investments (Cost: $3,612,087)		$3,612,087
Net Other Assets (Liabilities): -(0.45)%		(16,331)
Net Assets: 100%		$3,595,756

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$3,612,087	$-	$-	$3,612,087
Total Investments	$3,612,087	$-	$-	$3,612,087

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2022

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Assets:
Investments, at value [A]	$67,633,728	$253,181,219	$56,113,198	$34,169,905	$5,881,392	$3,612,087
Cash	(1,447)	(1,061)	(29)	-	-	-
Receivables and other assets:
Dividend income	16,889	47,432	3,888	-	16	-
Receivable for investments sold	19,400	68,312	5,818	6,146	1,036	4,273
Units sold	3,942	5,947	3,752	-	1	-
Other receivables	219	737	102	-	1,899	-
Total assets	67,672,731	253,302,586	56,126,729	34,176,051	5,884,344	3,616,360

Liabilities:
Payables and other liabilities:
Payable for investments purchased	15,442	46,371	3,859	-	16	-
Units redeemed	-	-	75	1,177	-	3,570
Accrued expenses	190,984	641,963	168,614	107,892	28,909	17,033
Total liabilities	206,426	688,334	172,547	109,069	28,925	20,603
Net assets	$67,466,305	$252,614,252	$55,954,182	$34,066,982	$5,855,419	$3,595,756

Net assets consist of:
Costs of accumulation units	$-	$-	$-	$-	$-	$-
Total distributable earnings	67,466,305	252,614,252	55,954,182	34,066,982	5,855,419	3,595,756
Net assets	$67,466,305	$252,614,252	$55,954,182	$34,066,982	$5,855,419	$3,595,756

Investments, at cost	$76,550,633	$289,408,933	$65,918,917	$40,609,206	$6,611,034	$3,612,087

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2022

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Investment income:
Dividend income	$775,795	$2,570,064	$403,627	$143,767	$972	$4,064

Expenses:
Mortality Expense	566,020	2,086,933	486,908	312,748	53,476	28,635
Advisory Fees	130,047	481,032	116,007	69,727	11,722	6,266
Management Fees	36,052	135,050	26,125	16,734	3,353	-
Custodian Fees (Income)	(5,386)	(3,470)	9,104	7,874	12,560	9,855
Net investment income (loss):	49,062	(129,480)	(234,517)	(263,316)	(80,139)	(40,692)

Net realized gain (loss) on:
Unaffiliated Investments	(1,302,591)	(605,209)	(655,589)	(161,640)	3,480	-

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(8,861,348)	(44,608,118)	(13,870,645)	(9,983,843)	(1,671,992)	-

Net realized and change in unrealized (loss)	(10,163,939)	(45,213,327)	(14,526,234)	(10,145,483)	(1,668,512)	-

Net increase (decrease) in net assets resulting from operations	$(10,114,877)	$(45,342,807)	$(14,760,751)	$(10,408,800)	$(1,748,651)	$(40,692)

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	Universal VIA Conservative Allocation		Universal VIA Moderate Allocation		Universal VIA Moderate Growth Allocation
	June 30, 2022 (unaudited)	December 31, 2021	June 30, 2022 (unaudited)	December 31, 2021	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment gain (loss)	$49,062	$(12,981)	$(129,480)	$25,340	$(234,517)	$(289,826)
Net realized gain (loss)	(1,302,591)	5,076,097	(605,209)	20,790,370	(655,589)	6,957,208
Net change in unrealized appreciation (depreciation)	(8,861,348)	(3,871,593)	(44,608,118)	(9,587,358)	(13,870,645)	(965,194)
Net increase (decrease) in net assets resulting from operations	(10,114,877)	1,191,523	(45,342,807)	11,228,352	(14,760,751)	5,702,187

Unit transactions:
Units sold	596,170	1,777,083	6,710,551	6,106,428	2,287,693	3,356,375
Units redeemed	(5,560,878)	(9,599,851)	(14,863,942)	(25,715,228)	(3,421,575)	(4,159,102)
Net increase (decrease) in net assets resulting from unit transactions	(4,964,708)	(7,822,768)	(8,153,391)	(19,608,800)	(1,133,882)	(802,727)
Net increase (decrease) in net assets	(15,079,584)	(6,631,246)	(53,496,198)	(8,380,447)	(15,894,633)	4,899,460

Net assets:
Beginning of period	82,545,889	89,177,134	306,110,450	314,490,898	71,848,815	66,949,355
End of period	$67,466,305	$82,545,889	$252,614,252	$306,110,450	$55,954,182	$71,848,815

Unit transactions - shares:
Units sold	34,314	97,378	355,731	302,244	101,964	143,108
Units redeemed	(355,202)	(593,320)	(887,822)	(1,491,471)	(180,766)	(223,362)
Net increase (decrease)	(320,888)	(495,942)	(532,091)	(1,189,227)	(78,802)	(80,254)

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	Universal VIA Growth Allocation		Universal VIA International Mod Growth Alloc		Universal Money Market
	June 30, 2022 (unaudited)	December 31, 2021	June 30, 2022 (unaudited)	December 31, 2021	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment (loss)	$(263,316)	$(294,323)	$(80,139)	$11,497	$(40,692)	$(98,898)
Net realized gain (loss)	(161,640)	5,208,113	3,480	415,181	-	-
Net change in unrealized appreciation (depreciation)	(9,983,843)	(95,076)	(1,671,992)	3,695	-	1
Net increase (decrease) in net assets resulting from operations	(10,408,800)	4,818,714	(1,748,651)	430,374	(40,692)	(98,897)

Unit transactions:
Units sold	1,643,875	3,336,322	354,090	614,793	2,590,650	1,365,854
Units redeemed	(743,889)	(3,052,895)	(395,360)	(888,946)	(2,700,624)	(3,111,476)
Net increase (decrease) in net assets resulting from unit transactions	899,986	283,427	(41,269)	(274,153)	(109,974)	(1,745,622)
Net increase (decrease) in net assets	(9,508,814)	5,102,141	(1,789,920)	156,221	(150,666)	(1,844,519)

Net assets:
Beginning of period	43,575,796	38,473,655	7,645,339	7,489,118	3,746,422	5,590,941
End of period	$34,066,982	$43,575,796	$5,855,419	$7,645,339	$3,595,756	$3,746,422

Unit transactions - shares:
Units sold	70,739	135,835	23,101	35,379	280,584	147,032
Units redeemed	(46,059)	(151,554)	(29,305)	(58,537)	(295,544)	(343,051)
Net increase (decrease)	24,680	(15,719)	(6,204)	(23,158)	(14,960)	(196,019)

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.77	$14.55	$14.11	$12.74	$13.51
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.23)	(0.22)	(0.28)	0.55	(1.44)
Net increase (decrease) in accumulation unit value	(1.85)	0.22	0.44	1.37	(0.77)
Accumulation unit value at end of year	$12.92	$14.77	$14.55	$14.11	$12.74
Total return	(12.53)%	1.51%	3.12%	10.75%	(5.70)%
Net assets, end of year (000’s)	40,063	48,999	51,068	51,533	51,492
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.28	$14.10	$13.70	$12.39	$13.17
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.17)	(0.26)	(0.32)	0.49	(1.45)
Net increase (decrease) in accumulation unit value	(1.79)	0.18	0.40	1.31	(0.78)
Accumulation unit value at end of year	$12.49	$14.28	$14.10	$13.70	$12.39
Total return	(12.54)%	1.28%	2.92%	10.57%	(5.92)%
Net assets, end of year (000’s)	2,153	2,886	3,574	4,664	4,302
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.60	$14.42	$14.02	$12.69	$13.49
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.22)	(0.26)	(0.32)	0.51	(1.47)
Net increase (decrease) in accumulation unit value	(1.84)	0.18	0.40	1.33	(0.80)
Accumulation unit value at end of year	$12.76	$14.60	$14.42	$14.02	$12.69
Total return	(12.60)%	1.25%	2.85%	10.48%	(5.93)%
Net assets, end of year (000’s)	5,112	6,095	6,474	8,053	9,669
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.70	$13.56	$13.20	$11.98	$12.76
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.12)	(0.30)	(0.36)	0.40	(1.45)
Net increase (decrease) in accumulation unit value	(1.74)	0.14	0.36	1.22	(0.78)
Accumulation unit value at end of year	$11.96	$13.70	$13.56	$13.20	$11.98
Total return	(12.70)%	1.03%	2.73%	10.18%	(6.11)%
Net assets, end of year (000’s)	732	839	846	1,189	2,048
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.47	$13.35	$13.01	$11.81	$12.59
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.09)	(0.32)	(0.38)	0.38	(1.45)
Net increase (decrease) in accumulation unit value	(1.71)	0.12	0.34	1.20	(0.78)
Accumulation unit value at end of year	$11.76	$13.47	$13.35	$13.01	$11.81
Total return	(12.69)%	0.90%	2.61%	10.16%	(6.20)%
Net assets, end of year (000’s)	1,703	2,353	2,589	6,587	6,884
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.03	$12.93	$12.63	$11.49	$12.28
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.05)	(0.34)	(0.42)	0.32	(1.46)
Net increase (decrease) in accumulation unit value	(1.67)	0.10	0.30	1.14	(0.79)
Accumulation unit value at end of year	$11.36	$13.03	$12.93	$12.63	$11.49
Total return	(12.82)%	0.77%	2.38%	9.92%	(6.43)%
Net assets, end of year (000’s)	982	1,132	1,137	1,125	682
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.52	$14.32	$13.90	$12.56	$13.34
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.20)	(0.24)	(0.30)	0.52	(1.45)
Net increase (decrease) in accumulation unit value	(1.82)	0.20	0.42	1.34	(0.78)
Accumulation unit value at end of year	$12.70	$14.52	$14.32	$13.90	$12.56
Total return	(12.53)%	1.40%	3.02%	10.67%	(5.85)%
Net assets, end of year (000’s)	4,067	4,866	5,184	6,753	7,507
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.05	$13.88	$13.50	$12.23	$13.00
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.16)	(0.27)	(0.34)	0.45	(1.44)
Net increase (decrease) in accumulation unit value	(1.78)	0.17	0.38	1.27	(0.77)
Accumulation unit value at end of year	$12.27	$14.05	$13.88	$13.50	$12.23
Total return	(12.67)%	1.22%	2.81%	10.38%	(5.92)%
Net assets, end of year (000’s)	718	874	952	1,121	1,101
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.93	$13.77	$13.40	$12.14	$12.92
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.14)	(0.28)	(0.35)	0.44	(1.45)
Net increase (decrease) in accumulation unit value	(1.76)	0.16	0.37	1.26	(0.78)
Accumulation unit value at end of year	$12.17	$13.93	$13.77	$13.40	$12.14
Total return	(12.63)%	1.16%	2.76%	10.38%	(6.04)%
Net assets, end of year (000’s)	9,992	12,254	14,516	15,064	17,530
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.47	$13.35	$13.01	$11.81	$12.59
Net Investment Income [A]	0.38	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.09)	(0.32)	(0.38)	0.38	(1.45)
Net increase (decrease) in accumulation unit value	(1.71)	0.12	0.34	1.20	(0.78)
Accumulation unit value at end of year	$11.76	$13.47	$13.35	$13.01	$11.81
Total return	(12.69)%	0.90%	2.61%	10.16%	(6.20)%
Net assets, end of year (000’s)	1,914	2,196	2,797	2,074	2,438
Expenses to average net assets [B]	1.93%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.11%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.79%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$16.46	$15.87	$14.94	$13.19	$14.26
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.57)	0.37	0.37	1.20	(1.54)
Net increase (decrease) in accumulation unit value	(2.46)	0.59	0.93	1.75	(1.07)
Accumulation unit value at end of year	$14.00	$16.46	$15.87	$14.94	$13.19
Total return	(14.95)%	3.72%	6.22%	13.27%	(7.50)%
Net assets, end of year (000’s)	145,832	178,311	181,575	186,091	168,570
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.92	$15.38	$14.51	$12.84	$13.91
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.51)	0.32	0.31	1.12	(1.54)
Net increase (decrease) in accumulation unit value	(2.40)	0.54	0.87	1.67	(1.07)
Accumulation unit value at end of year	$13.52	$15.92	$15.38	$14.51	$12.84
Total return	(15.08)%	3.51%	6.00%	13.01%	(7.69)%
Net assets, end of year (000’s)	18,879	21,942	22,480	23,070	20,444
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$16.28	$15.73	$14.85	$13.14	$14.25
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.57)	0.33	0.32	1.16	(1.58)
Net increase (decrease) in accumulation unit value	(2.46)	0.55	0.88	1.71	(1.11)
Accumulation unit value at end of year	$13.82	$16.28	$15.73	$14.85	$13.14
Total return	(15.11)%	3.50%	5.93%	13.01%	(7.79)%
Net assets, end of year (000’s)	16,134	19,776	20,391	21,141	22,158
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.80	$15.30	$14.48	$12.84	$13.94
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.50)	0.28	0.26	1.09	(1.57)
Net increase (decrease) in accumulation unit value	(2.39)	0.50	0.82	1.64	(1.10)
Accumulation unit value at end of year	$13.41	$15.80	$15.30	$14.48	$12.84
Total return	(15.13)%	3.27%	5.66%	12.77%	(7.89)%
Net assets, end of year (000’s)	3,856	4,673	4,807	8,817	9,496
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.02	$14.56	$13.78	$12.23	$13.30
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.40)	0.24	0.22	1.00	(1.54)
Net increase (decrease) in accumulation unit value	(2.29)	0.46	0.78	1.55	(1.07)
Accumulation unit value at end of year	$12.73	$15.02	$14.56	$13.78	$12.23
Total return	(15.25)%	3.16%	5.66%	12.67%	(8.05)%
Net assets, end of year (000’s)	6,495	5,238	4,917	4,967	5,405
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.53	$14.11	$13.38	$11.90	$12.97
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.34)	0.20	0.17	0.93	(1.54)
Net increase (decrease) in accumulation unit value	(2.23)	0.42	0.73	1.48	(1.07)
Accumulation unit value at end of year	$12.30	$14.53	$14.11	$13.38	$11.90
Total return	(15.35)%	2.98%	5.46%	12.44%	(8.25)%
Net assets, end of year (000’s)	711	835	814	760	667
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$16.19	$15.62	$14.73	$13.01	$14.08
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.54)	0.35	0.33	1.17	(1.54)
Net increase (decrease) in accumulation unit value	(2.43)	0.57	0.89	1.72	(1.07)
Accumulation unit value at end of year	$13.76	$16.19	$15.62	$14.73	$13.01
Total return	(15.01)%	3.65%	6.04%	13.22%	(7.60)%
Net assets, end of year (000’s)	13,745	16,941	18,264	20,141	20,231
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.66	$15.14	$14.30	$12.66	$13.73
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.48)	0.30	0.28	1.09	(1.54)
Net increase (decrease) in accumulation unit value	(2.37)	0.52	0.84	1.64	(1.07)
Accumulation unit value at end of year	$13.29	$15.66	$15.14	$14.30	$12.66
Total return	(15.13)%	3.43%	5.87%	12.95%	(7.79)%
Net assets, end of year (000’s)	2,629	3,210	3,173	3,321	3,248
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.53	$15.02	$14.20	$12.57	$13.64
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.46)	0.29	0.26	1.08	(1.54)
Net increase (decrease) in accumulation unit value	(2.35)	0.51	0.82	1.63	(1.07)
Accumulation unit value at end of year	$13.18	$15.53	$15.02	$14.20	$12.57
Total return	(15.13)%	3.40%	5.77%	12.97%	(7.84)%
Net assets, end of year (000’s)	37,992	47,475	49,916	57,706	64,305
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.02	$14.56	$13.78	$12.23	$13.30
Net Investment Income [A]	0.11	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.40)	0.24	0.22	1.00	(1.54)
Net increase (decrease) in accumulation unit value	(2.29)	0.46	0.78	1.55	(1.07)
Accumulation unit value at end of year	$12.73	$15.02	$14.56	$13.78	$12.23
Total return	(15.25)%	3.16%	5.66%	12.67%	(8.05)%
Net assets, end of year (000’s)	6,325	7,655	8,096	9,709	9,566
Expenses to average net assets [B]	1.93%	1.99%	2.01%	2.02%	2.03%
Net investment income (loss) to average net assets	(0.15)%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.40%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$20.51	$18.19	$15.42	$12.78	$14.78
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.64)	2.49	2.76	2.33	(2.19)
Net increase (decrease) in accumulation unit value	(4.82)	2.32	2.77	2.64	(2.00)
Accumulation unit value at end of year	$15.69	$20.51	$18.19	$15.42	$12.78
Total return	(23.50)%	12.75%	17.96%	20.66%	(13.53)%
Net assets, end of year (000’s)	13,439	16,608	13,639	11,559	9,226
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$19.84	$17.63	$14.97	$12.44	$14.41
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.50)	2.38	2.65	2.22	(2.16)
Net increase (decrease) in accumulation unit value	(4.68)	2.21	2.66	2.53	(1.97)
Accumulation unit value at end of year	$15.16	$19.84	$17.63	$14.97	$12.44
Total return	(23.59)%	12.54%	17.77%	20.34%	(13.67)%
Net assets, end of year (000’s)	1,273	1,659	1,617	1,446	1,199
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$20.28	$18.04	$15.32	$12.74	$14.76
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.60)	2.41	2.71	2.27	(2.21)
Net increase (decrease) in accumulation unit value	(4.78)	2.24	2.72	2.58	(2.02)
Accumulation unit value at end of year	$15.50	$20.28	$18.04	$15.32	$12.74
Total return	(23.57)%	12.42%	17.75%	20.25%	(13.69)%
Net assets, end of year (000’s)	3,264	4,306	4,059	3,815	3,686
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$19.69	$17.54	$14.93	$12.44	$14.45
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.48)	2.32	2.60	2.18	(2.20)
Net increase (decrease) in accumulation unit value	(4.66)	2.15	2.61	2.49	(2.01)
Accumulation unit value at end of year	$15.03	$19.69	$17.54	$14.93	$12.44
Total return	(23.67)%	12.26%	17.48%	20.02%	(13.91)%
Net assets, end of year (000’s)	1,362	1,773	1,655	1,373	1,143
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$18.71	$16.69	$14.22	$11.86	$13.78
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.25)	2.19	2.46	2.05	(2.11)
Net increase (decrease) in accumulation unit value	(4.43)	2.02	2.47	2.36	(1.92)
Accumulation unit value at end of year	$14.28	$18.71	$16.69	$14.22	$11.86
Total return	(23.68)%	12.10%	17.37%	19.90%	(13.93)%
Net assets, end of year (000’s)	4,537	5,858	5,206	768	1,482
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$18.10	$16.17	$13.81	$11.53	$13.44
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.13)	2.10	2.35	1.97	(2.10)
Net increase (decrease) in accumulation unit value	(4.31)	1.93	2.36	2.28	(1.91)
Accumulation unit value at end of year	$13.79	$18.10	$16.17	$13.81	$11.53
Total return	(23.81)%	11.94%	17.09%	19.77%	(14.21)%
Net assets, end of year (000’s)	37	49	44	29	24
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$20.17	$17.91	$15.19	$12.61	$14.60
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.56)	2.43	2.71	2.27	(2.18)
Net increase (decrease) in accumulation unit value	(4.74)	2.26	2.72	2.58	(1.99)
Accumulation unit value at end of year	$15.43	$20.17	$17.91	$15.19	$12.61
Total return	(23.50)%	12.62%	17.91%	20.46%	(13.63)%
Net assets, end of year (000’s)	584	751	777	678	641
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$19.51	$17.36	$14.75	$12.27	$14.23
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.43)	2.32	2.60	2.17	(2.15)
Net increase (decrease) in accumulation unit value	(4.61)	2.15	2.61	2.48	(1.96)
Accumulation unit value at end of year	$14.90	$19.51	$17.36	$14.75	$12.27
Total return	(23.63)%	12.38%	17.69%	20.21%	(13.77)%
Net assets, end of year (000’s)	57	74	124	106	88
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$19.35	$17.22	$14.65	$12.18	$14.14
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.39)	2.30	2.56	2.16	(2.15)
Net increase (decrease) in accumulation unit value	(4.57)	2.13	2.57	2.47	(1.96)
Accumulation unit value at end of year	$14.78	$19.35	$17.22	$14.65	$12.18
Total return	(23.62)%	12.37%	17.54%	20.28%	(13.86)%
Net assets, end of year (000’s)	8,514	11,191	10,214	8,329	7,099
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$18.71	$16.69	$14.22	$11.86	$13.78
Net Investment Income (Loss) [A]	(0.18)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.25)	2.19	2.46	2.05	(2.11)
Net increase (decrease) in accumulation unit value	(4.43)	2.02	2.47	2.36	(1.92)
Accumulation unit value at end of year	$14.28	$18.71	$16.69	$14.22	$11.86
Total return	(23.68)%	12.10%	17.37%	19.90%	(13.93)%
Net assets, end of year (000’s)	939	1,227	1,068	895	750
Expenses to average net assets [B]	2.08%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.35)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	1.90%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$19.18	$17.64	$15.25	$13.10	$14.60
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.94)	1.57	2.02	1.71	(1.89)
Net increase (decrease) in accumulation unit value	(3.94)	1.54	2.39	2.15	(1.50)
Accumulation unit value at end of year	$15.24	$19.18	$17.64	$15.25	$13.10
Total return	(20.54)%	8.73%	15.67%	16.41%	(10.27)%
Net assets, end of year (000’s)	29,004	38,423	34,410	29,802	25,168
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$18.55	$17.10	$14.81	$12.75	$14.23
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.83)	1.48	1.92	1.62	(1.87)
Net increase (decrease) in accumulation unit value	(3.83)	1.45	2.29	2.06	(1.48)
Accumulation unit value at end of year	$14.72	$18.55	$17.10	$14.81	$12.75
Total return	(20.65)%	8.48%	15.46%	16.16%	(10.40)%
Net assets, end of year (000’s)	5,302	6,369	5,961	4,928	4,067
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$18.96	$17.49	$15.15	$13.05	$14.58
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.91)	1.50	1.97	1.66	(1.92)
Net increase (decrease) in accumulation unit value	(3.91)	1.47	2.34	2.10	(1.53)
Accumulation unit value at end of year	$15.05	$18.96	$17.49	$15.15	$13.05
Total return	(20.62)%	8.40%	15.45%	16.09%	(10.49)%
Net assets, end of year (000’s)	8,488	10,326	9,922	11,047	10,821
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$18.41	$17.01	$14.77	$12.75	$14.27
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.82)	1.43	1.87	1.58	(1.91)
Net increase (decrease) in accumulation unit value	(3.82)	1.40	2.24	2.02	(1.52)
Accumulation unit value at end of year	$14.59	$18.41	$17.01	$14.77	$12.75
Total return	(20.75)%	8.23%	15.17%	15.84%	(10.65)%
Net assets, end of year (000’s)	903	1,143	1,207	1,504	1,451
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$17.49	$16.18	$14.06	$12.15	$13.61
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.63)	1.34	1.75	1.47	(1.85)
Net increase (decrease) in accumulation unit value	(3.63)	1.31	2.12	1.91	(1.46)
Accumulation unit value at end of year	$13.86	$17.49	$16.18	$14.06	$12.15
Total return	(20.75)%	8.10%	15.08%	15.72%	(10.73)%
Net assets, end of year (000’s)	1,124	1,367	1,247	1,290	1,334
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$16.92	$15.68	$13.66	$11.82	$13.27
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.53)	1.27	1.65	1.40	(1.84)
Net increase (decrease) in accumulation unit value	(3.53)	1.24	2.02	1.84	(1.45)
Accumulation unit value at end of year	$13.39	$16.92	$15.68	$13.66	$11.82
Total return	(20.86)%	7.91%	14.79%	15.57%	(10.93)%
Net assets, end of year (000’s)	461	582	779	693	498
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$18.86	$17.37	$15.02	$12.92	$14.41
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.88)	1.52	1.98	1.66	(1.88)
Net increase (decrease) in accumulation unit value	(3.88)	1.49	2.35	2.10	(1.49)
Accumulation unit value at end of year	$14.98	$18.86	$17.37	$15.02	$12.92
Total return	(20.57)%	8.58%	15.65%	16.25%	(10.34)%
Net assets, end of year (000’s)	1,754	2,201	2,022	1,857	1,649
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$18.24	$16.83	$14.59	$12.58	$14.05
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.77)	1.44	1.87	1.57	(1.86)
Net increase (decrease) in accumulation unit value	(3.77)	1.41	2.24	2.01	(1.47)
Accumulation unit value at end of year	$14.47	$18.24	$16.83	$14.59	$12.58
Total return	(20.67)%	8.38%	15.35%	15.98%	(10.46)%
Net assets, end of year (000’s)	168	209	245	213	299
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$18.09	$16.70	$14.48	$12.49	$13.96
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.74)	1.42	1.85	1.55	(1.86)
Net increase (decrease) in accumulation unit value	(3.74)	1.39	2.22	1.99	(1.47)
Accumulation unit value at end of year	$14.35	$18.09	$16.70	$14.48	$12.49
Total return	(20.67)%	8.32%	15.33%	15.93%	(10.53)%
Net assets, end of year (000’s)	6,858	8,809	8,824	8,529	8,612
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$17.49	$16.18	$14.06	$12.15	$13.61
Net Investment Income (Loss) [A]	(0.00)	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.63)	1.34	1.75	1.47	(1.85)
Net increase (decrease) in accumulation unit value	(3.63)	1.31	2.12	1.91	(1.46)
Accumulation unit value at end of year	$13.86	$17.49	$16.18	$14.06	$12.15
Total return	(20.75)%	8.10%	15.08%	15.72%	(10.73)%
Net assets, end of year (000’s)	1,843	2,348	2,225	2,011	2,114
Expenses to average net assets [B]	1.99%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.80)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	3.56%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.82	$13.03	$11.68	$9.76	$12.07
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(3.03)	0.59	1.16	1.40	(2.76)
Net increase (decrease) in accumulation unit value	(3.16)	0.79	1.35	1.92	(2.31)
Accumulation unit value at end of year	$10.66	$13.82	$13.03	$11.68	$9.76
Total return	(22.87)%	6.06%	11.56%	19.67%	(19.14)%
Net assets, end of year (000’s)	1,984	2,468	2,110	1,917	1,497
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.36	$12.63	$11.34	$9.49	$11.77
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.93)	0.53	1.10	1.33	(2.73)
Net increase (decrease) in accumulation unit value	(3.06)	0.73	1.29	1.85	(2.28)
Accumulation unit value at end of year	$10.30	$13.36	$12.63	$11.34	$9.49
Total return	(22.90)%	5.78%	11.38%	19.49%	(19.37)%
Net assets, end of year (000’s)	437	608	585	565	803
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.66	$12.92	$11.60	$9.72	$12.06
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(3.00)	0.54	1.13	1.36	(2.79)
Net increase (decrease) in accumulation unit value	(3.13)	0.74	1.32	1.88	(2.34)
Accumulation unit value at end of year	$10.53	$13.66	$12.92	$11.60	$9.72
Total return	(22.91)%	5.73%	11.38%	19.34%	(19.40)%
Net assets, end of year (000’s)	1,540	2,049	2,370	2,200	2,020
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.26	$12.57	$11.31	$9.49	$11.80
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.92)	0.49	1.07	1.30	(2.76)
Net increase (decrease) in accumulation unit value	(3.05)	0.69	1.26	1.82	(2.31)
Accumulation unit value at end of year	$10.21	$13.26	$12.57	$11.31	$9.49
Total return	(23.00)%	5.49%	11.14%	19.18%	(19.58)%
Net assets, end of year (000’s)	300	384	397	384	343
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.60	$11.96	$10.77	$9.05	$11.26
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.77)	0.44	1.00	1.20	(2.66)
Net increase (decrease) in accumulation unit value	(2.90)	0.64	1.19	1.72	(2.21)
Accumulation unit value at end of year	$9.70	$12.60	$11.96	$10.77	$9.05
Total return	(23.02)%	5.35%	11.05%	19.01%	(19.63)%
Net assets, end of year (000’s)	246	301	307	271	215
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.19	$11.59	$10.46	$8.80	$10.98
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.69)	0.40	0.94	1.14	(2.63)
Net increase (decrease) in accumulation unit value	(2.82)	0.60	1.13	1.66	(2.18)
Accumulation unit value at end of year	$9.37	$12.19	$11.59	$10.46	$8.80
Total return	(23.13)%	5.18%	10.80%	18.86%	(19.85)%
Net assets, end of year (000’s)	13	16	16	15	13
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.59	$12.83	$11.51	$9.62	$11.92
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.98)	0.56	1.13	1.37	(2.75)
Net increase (decrease) in accumulation unit value	(3.11)	0.76	1.32	1.89	(2.30)
Accumulation unit value at end of year	$10.48	$13.59	$12.83	$11.51	$9.62
Total return	(22.88)%	5.92%	11.47%	19.65%	(19.30)%
Net assets, end of year (000’s)	135	176	166	160	134
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.14	$12.43	$11.17	$9.36	$11.62
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.89)	0.51	1.07	1.29	(2.71)
Net increase (decrease) in accumulation unit value	(3.02)	0.71	1.26	1.81	(2.26)
Accumulation unit value at end of year	$10.12	$13.14	$12.43	$11.17	$9.36
Total return	(22.98)%	5.71%	11.28%	19.34%	(19.45)%
Net assets, end of year (000’s)	9	12	12	10	36
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.03	$12.34	$11.09	$9.30	$11.55
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.87)	0.49	1.06	1.27	(2.70)
Net increase (decrease) in accumulation unit value	(3.00)	0.69	1.25	1.79	(2.25)
Accumulation unit value at end of year	$10.03	$13.03	$12.34	$11.09	$9.30
Total return	(23.02)%	5.59%	11.27%	19.25%	(19.48)%
Net assets, end of year (000’s)	922	1,226	1,174	1,124	1,076
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.60	$11.96	$10.77	$9.05	$11.26
Net Investment Income (Loss) [A]	(0.13)	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.77)	0.44	1.00	1.20	(2.66)
Net increase (decrease) in accumulation unit value	(2.90)	0.64	1.19	1.72	(2.21)
Accumulation unit value at end of year	$9.70	$12.60	$11.96	$10.77	$9.05
Total return	(23.02)%	5.35%	11.05%	19.01%	(19.63)%
Net assets, end of year (000’s)	224	347	297	262	222
Expenses to average net assets [B]	2.39%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.39)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	5.22%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Money Market, B Share, M&E 1.40%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.40	$7.55	$7.67	$7.72	$7.89
Net Investment Income (Loss) [A]	(0.14)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.06	0.39	(0.19)	(0.08)	0.06
Net (decrease) in accumulation unit value	(0.08)	(0.15)	(0.12)	(0.05)	(0.17)
Accumulation unit value at end of year	$7.32	$7.40	$7.55	$7.67	$7.72
Total return	(1.08)%	(1.99)%	(1.56)%	(0.65)%	(2.15)%
Net assets, end of year (000’s)	1,671	1,385	2,627	2,748	1,785
Expenses to average net assets [B]	2.47%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(2.25)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	71.59%	29.32%	117.91%	76.45%	78.10%

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.17	$7.33	$7.46	$7.52	$7.70
Net Investment Income (Loss) [A]	(0.14)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.06	0.38	(0.20)	(0.09)	0.05
Net (decrease) in accumulation unit value	(0.08)	(0.16)	(0.13)	(0.06)	(0.18)
Accumulation unit value at end of year	$7.09	$7.17	$7.33	$7.46	$7.52
Total return	(1.12)%	(2.18)%	(1.74)%	(0.80)%	(2.34)%
Net assets, end of year (000’s)	488	502	524	161	264
Expenses to average net assets [B]	2.47%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(2.25)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	71.59%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Money Market, B Share, M&E 1.65%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.37	$7.53	$7.68	$7.74	$7.93
Net Investment Income (Loss) [A]	(0.14)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.05	0.38	(0.22)	(0.09)	0.04
Net (decrease) in accumulation unit value	(0.09)	(0.16)	(0.15)	(0.06)	(0.19)
Accumulation unit value at end of year	$7.28	$7.37	$7.53	$7.68	$7.74
Total return	(1.22)%	(2.12)%	(1.95)%	(0.78)%	(2.40)%
Net assets, end of year (000’s)	287	821	1,090	683	1,537
Expenses to average net assets [B]	2.47%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(2.25)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	71.59%	29.32%	117.91%	76.45%	78.10%

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$6.97	$7.14	$7.29	$7.36	$7.56
Net Investment Income (Loss) [A]	(0.14)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.05	0.37	(0.22)	(0.10)	0.03
Net (decrease) in accumulation unit value	(0.09)	(0.17)	(0.15)	(0.07)	(0.20)
Accumulation unit value at end of year	$6.88	$6.97	$7.14	$7.29	$7.36
Total return	(1.29)%	(2.38)%	(2.06)%	(0.95)%	(2.65)%
Net assets, end of year (000’s)	133	60	126	137	139
Expenses to average net assets [B]	2.47%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(2.25)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	71.59%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Money Market, C Share, M&E 1.95%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$6.78	$6.96	$7.11	$7.19	$7.39
Net Investment Income (Loss) [A]	(0.14)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.05	0.36	(0.22)	(0.11)	0.03
Net (decrease) in accumulation unit value	(0.09)	(0.18)	(0.15)	(0.08)	(0.20)
Accumulation unit value at end of year	$6.69	$6.78	$6.96	$7.11	$7.19
Total return	(1.33)%	(2.59)%	(2.11)%	(1.11)%	(2.71)%
Net assets, end of year (000’s)	407	411	415	429	506
Expenses to average net assets [B]	2.47%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(2.25)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	71.59%	29.32%	117.91%	76.45%	78.10%

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$6.57	$6.75	$6.91	$7.00	$7.21
Net Investment Income (Loss) [A]	(0.14)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.05	0.36	(0.23)	(0.12)	0.02
Net (decrease) in accumulation unit value	(0.09)	(0.18)	(0.16)	(0.09)	(0.21)
Accumulation unit value at end of year	$6.48	$6.57	$6.75	$6.91	$7.00
Total return	(1.37)%	(2.67)%	(2.32)%	(1.29)%	(2.91)%
Net assets, end of year (000’s)	167	172	203	212	218
Expenses to average net assets [B]	2.47%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(2.25)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	71.59%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Money Market, L Share, M&E 1.50%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.28	$-	$-	$-	$-
Net Investment (Loss) [A]	(0.14)	(0.54)	-	-	-
Net realized and unrealized gains on securities	0.06	7.82	-	-	-
Net increase (decrease) in accumulation unit value	(0.08)	7.28	-	-	-
Accumulation unit value at end of year	$7.20	$7.28	$-	$-	$-
Total return	(1.10)%	-%	-%	-%	-%
Net assets, end of year (000’s)	2	1	-	-	-
Expenses to average net assets [B]	2.47%	2.39%	-%	-%	-%
Net investment (loss) to average net assets	(2.25)%	(2.12)%	-%	-%	-%
Portfolio turnover rate	71.59%	29.32%	-%	-%	-%

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.05	$7.22	$7.36	$7.42	$7.61
Net Investment Income (Loss) [A]	(0.14)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.06	0.37	(0.21)	(0.09)	0.04
Net (decrease) in accumulation unit value	(0.08)	(0.17)	(0.14)	(0.06)	(0.19)
Accumulation unit value at end of year	$6.97	$7.05	$7.22	$7.36	$7.42
Total return	(1.13)%	(2.35)%	(1.90)%	(0.81)%	(2.50)%
Net assets, end of year (000’s)	7	3	4	4	15
Expenses to average net assets [B]	2.47%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(2.25)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	71.59%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS (Continued)

	Universal VIA Money Market, L Share, M&E 1.75%
	Period	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2022 [C]	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.07	$7.24	$7.39	$7.45	$7.64
Net Investment Income (Loss) [A]	(0.14)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.06	0.37	(0.22)	(0.09)	0.04
Net (decrease) in accumulation unit value	(0.08)	(0.17)	(0.15)	(0.06)	(0.19)
Accumulation unit value at end of year	$6.99	$7.07	$7.24	$7.39	$7.45
Total return	(1.13)%	(2.35)%	(2.03)%	(0.81)%	(2.49)%
Net assets, end of year (000’s)	466	390	601	451	737
Expenses to average net assets [B]	2.47%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(2.25)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	71.59%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited.

The Notes to Financial Statements are an integral part of this report.

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

1. ORGANIZATION

Fortune V Separate Account (the “Separate Account”) is a non-diversified separate account of Universal Life Insurance Company (“ULICO”). The Separate Account was established in March 2007 to record and account for assets and liabilities associated with Universal Variable Annuity (“VIA”) line of business. Effective May 24, 2021, the Separate Account became registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On December 23, 2021, the Separate Account became effective under the Securities Act of 1933, as amended (the “1933 Act”). Universal VIA sales were not available from the period from May 24, 2021 thru December 23, 2021, when the registration became effective under the 1933 Act. The Separate Account follows investment company accounting and reporting guidance in accordance with Accounting Standards Codification Section 946, Financial Services – Investment Companies. The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows.

Subaccount
Fortune V Separate Account – Universal VIA Conservative Allocation (“VIA Conservative Alloc”)
Fortune V Separate Account – Universal VIA Moderate Allocation (“VIA Moderate Alloc”)
Fortune V Separate Account – Universal VIA Moderate Growth Allocation (“VIA Mod Growth Alloc”)
Fortune V Separate Account – Universal VIA Growth Allocation (“VIA Growth Alloc”)
Fortune V Separate Account – Universal VIA International Moderate Growth Allocation (“VIA Int Mod Growth Alloc”)
Fortune V Separate Account - Universal VIA Money Market (“VIA Money Mrkt Alloc”)

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

The Fortune V Separate Account maintains Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Sub-Accounts with the exception of the Money Market Portfolio. Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc.

The Statement of Additional Information (“SAI”) provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account. The SAI, is available without charge upon request by calling 1-787-706-7337 and on the SEC’s website at www.sec.gov.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gains (losses) are included in the statement of operations.

Operating expenses: The Separate Account, accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount indirectly bears the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Commitments and contingencies: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Dividends: Dividends payable to the Variable Account are automatically reinvested in shares of the Fund when paid. Dividend income is recognized on the ex-dividend date.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using net asset value (“NAV”) per share, or its equivalent, using the “practical expedient”. The hierarchy classification of inputs used to value the Subaccounts’ investments at June 30, 2022, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. Investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. RISK FACTORS

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please refer to the Subaccounts’ prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Subaccounts.

Market risk and Coronavirus: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, warfare conflicts, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Subaccount’s investments, impair a Subaccount’s ability to satisfy redemption requests, and negatively impact a Subaccount’s performance.

Because Universal Life’s business is written in Puerto Rico, Universal Life’s insurance risk is not as diversified as the risk of a carrier that covers a broader geographical area. A natural catastrophe could cause damage to a large number of Universal Life’s policyholders, which would result in significantly increased losses to Universal Life. Management believes, however, that Universal Life’s reinsurance program will reduce to a manageable level its net exposure in any such catastrophe.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

The Separate Account has an investment advisory agreement with Universal Financial Services, Inc., (“UFS”). UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of Universal Group, Inc. (“UNIGR”) and an affiliate of ULICO. Pursuant the investment advisory agreement, UFS charges a fee to the Subaccounts of 0.35% of the value of the assets of the Subaccounts. The advisory expenses included in the accompanying statements of operations consist of fees charged by UFS to the Separate Account during the six month period ended June 30, 2022. Advisory fees due to UFS as of December 31, 2021 amounted to $807,516, included as accrued expenses in the accompanying statements of assets and liabilities.

Certain officers of the Separate Account are also officers, or employees of UNIGR or its affiliates. None of the Separate Account’s officers receives compensation from the Subaccounts. Board members received fees amounting to $12,000 during six months ended June 30, 2022 from ULICO.

During the period ended June 30, 2022, the Subaccounts incurred no brokerage commissions on security transactions.

6. PURCHASES AND SALES OF SECURITIES

For the six month period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold are as follows:

Subaccount	Purchases of Securities	Sales of Securities
Universal VIA Conservative Allocation	$2,156,105	$7,074,010
Universal VIA Moderate Allocation	12,433,720	20,660,109
Universal VIA Moderate Growth Allocation	2,114,353	3,465,318
Universal VIA Growth Allocation	1,486,363	839,264
Universal VIA International Moderate Growth Allocation	265,649	381,104
Universal VIA Money Market	2,383,432	2,530,359

7. INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of ULICO, a wholly-owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly-owned subsidiary of UNIGR. ULICO does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Because of such situation, no charges are currently being deducted from the Separate Account for federal and Puerto Rico income tax purposes. The Subaccounts recognize uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Pursuant to Section 1023.01 of the Puerto Rico Internal Revenue Code of 2011, as amended, a special tax equal to 0.10% of the total asset value of the Separate Account as of December 31 of each calendar year is reported and fully paid by the life insurance company. This special tax is payable to the Puerto Rico Treasury Department. There is no amounts due related to Special tax payable as of June 30, 2022.

8. SUBSEQUENT EVENT

The Company has evaluated all subsequent events through August 18, 2022, the date the financial statements were issued. No other events have occurred subsequent to June 30, 2022 that would require disclosure in the financial statements.

Management of the Trust

Board Members and Officers

The members of the Board (“Board Members”) and executive officers of the Trust are listed below. The Board of Directors was created on the effective date of the Separate Account registration with the SEC on May 2021.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with UNIGR or an affiliate of UNIGR. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The mailing address of each member of the Board is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171.

Further information about the Fund’s Board Members and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-787-706-7337.

The Board Members, their positions with the Trust, and their principal occupations, the number of funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Manuel O. Morera, CPA, CGMA (1956)	Member, Board	Since 2021	Accountant, tax and business advisor as a sole practitioner.	1	None

Francisco J. Perdomo, CPA (1961)	Member, Board	Since 2021	PSV & Co., PSC (accounting firm), Managing Director and Certified Public Accountant.	1	None

The members of the Board listed above are not “interested persons” of the Variable Account within the meaning of section 2(a)(19) of the 1940 Act (“Independent Board Members”).

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Waldemar Fabery-Villaespesa (1965)	Member, Board	Since 2021	Special Counsel, Toro Colón Mullet, P.S.C., a legal services firm	1	None

*	Mr. Waldemar Fabery-Villaespesa is designated as an “interested person” because he is a member of several boards of a controlling party of UFS.

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

OFFICERS

The mailing address of each officer is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171. The following table shows information about the officers, including their year of birth, their positions held with the Variable Account and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

(1)	(2)	(3)	(4)
Name and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John Blue (1977)	Chief Compliance Officer	Since 2021	Managing Partner, PINE Advisor Solutions (provider of outsourced non-investment fund services) (Since 2018); Previously, Sr. Vice President and Dir. of Operations and Chief Compliance Officer, 361 Capital, LLC (financial adviser) (2010 to 2018).

Jose C. Benítez (1975)	President	Since 2021	President of Universal Life Insurance Company and Universal Financial Services (2006). Previously Senior Account Manager, Manulife Financial. 24 years of financial services experience. Series 7 & 24 Licenses, FLMI Designation

Roberto J. Martínez, CPA (1964)	Secretary & Treasurer	Since 2021	CFO Universal Group, Inc., Previously COO Triple S Propiedad (1999 to 2014), SIMED and ASC Finance Manager (1991 to 1999) and Audit Supervisor with KPMG (1987 to 1991).

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual report

ITEM 6. INVESTMENTS.

(a)	Schedules of investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual report

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No changes to the current procedures

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual report

(a)(2)	Certifications pursuant by Rule 30a-2(a) under the 1940 Act are attached hereto

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications pursuant by Rule 30a-2(a) under the 1940 Act are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fortune V Separate Account

By (Signature and Title)	/s/ Jose C. Benitez
Jose C. Benitez
(Principal Executive Officer)

Date 8/23/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jose C. Benitez
Jose C. Benitez
(Principal Executive Officer)

Date 8/23/2022

By (Signature and Title)	/s/ Roberto J. Martinez
Roberto J. Martinez
(Principal Financial Officer & Secretary)

Date 8/23/2022